Segment Information (Tables)	6 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended March 31, 2024
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	254,046	175,542	50,709	480,297	947	481,244
Adjusted EBITDA	93,098	57,965	14,720	165,783	(3,486)	162,297
IPO-related costs						(166)
Realized and unrealized FX gains / losses						(5,483)
Share-based compensation expenses						-
Other						—
EBITDA						156,648
Depreciation and amortization						(24,137)
Finance cost, net						(27,389)
Profit before tax						105,122

	Three months ended March 31, 2023
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	213,551	144,253	36,409	394,213	1,470	395,683
Adjusted EBITDA	99,203	41,560	12,244	153,006	(1,020)	151,986
IPO-related costs						(4,149)
Realized and unrealized FX gains / losses						(16,924)
Share-based compensation expenses						(3,268)
Other						(4,156)
EBITDA						123,489
Depreciation and amortization						(20,157)
Finance cost, net						(29,566)
Profit before tax						73,766

	Six months ended March 31, 2024
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	435,499	255,676	90,187	781,362	2,806	784,168
Adjusted EBITDA	144,651	81,102	26,904	252,657	(9,004)	243,653
IPO-related costs						(7,460)
Realized and unrealized FX gains / losses						(17,138)
Share-based compensation expenses						(3,591)
Other						—
EBITDA						215,464
Depreciation and amortization						(47,384)
Finance cost, net						(63,439)
Profit before tax						104,641

	Six months ended March 31, 2023
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	373,351	204,770	63,321	641,442	2,731	644,173
Adjusted EBITDA	153,835	55,052	18,332	227,219	(2,838)	224,381
IPO-related costs						(9,492)
Realized and unrealized FX gains / losses						(47,754)
Share-based compensation expenses						(3,268)
Other						(5,724)
EBITDA						158,143
Depreciation and amortization						(40,574)
Finance cost, net						(54,664)
Profit before tax						62,906